Property, Plant, and Equipment, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 27.1	$ 20.1
Depreciation expense with cost of revenue	$ 9.1	7.0
ANG
Property, Plant and Equipment [Line Items]
Impairment charges		0.7
ANG | Station Performance
Property, Plant and Equipment [Line Items]
Impairment charges		0.4
ANG | Station Project
Property, Plant and Equipment [Line Items]
Impairment charges		$ 0.3